Loans - Nonaccrual Loans Segregated by Class of Loan (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	$ 8,385	$ 5,246	$ 2,148
Residential Mortgage Loans [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	1,038	1,613	1,176
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	1,038	1,613	1,176
Commercial Loans [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	6,807	3,002	830
Commercial Loans [Member] | Real Estate [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	4,094	2,343	415
Commercial Loans [Member] | Lines of Credit [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	430	68	28
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	2,283	591	387
Consumer Loans [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	540	631	142
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	344	480	35
Consumer Loans [Member] | Other Consumer [Member]
Nonaccrual loans, Segregated by class of loans [Abstract]
Nonaccrual status loans	$ 196	$ 151	$ 107